Goodwill - Summary of Changes in Goodwill (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balnce	£ 6,811	£ 7,046
Goodwill ending balance	6,982	6,811
Cost
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balnce	6,811	7,046
Exchange adjustments	(39)	(313)
Additions through business combinations (Note 41)	210	109
Other movements (Note 41)	0	(31)
Goodwill ending balance	£ 6,982	£ 6,811